Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Dreyfus Institutional Reserves Treasury Prime Fund (Fourth Prospectus Summary) | Dreyfus Institutional Reserves Treasury Prime Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S.
government.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance
(before and after taxes) is no guarantee of future results. More recent performance information may be available  at www.dreyfus.com. The performance figures for the fund's Institutional shares prior to September 13, 2008 represent the performance of a predecessor fund's Institutional shares.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Institutional shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q1, 2007: 1.21% Worst Quarter Q4, 2011: 0.00%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	Investors may call toll-free 1-800-346-3621 for the current yield of the fund's
Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-800-346-3621
Dreyfus Institutional Reserves Treasury Prime Fund (Fourth Prospectus Summary) | Dreyfus Institutional Reserves Treasury Prime Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.16%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2007	rr_AnnualReturn2007	4.55%
Annual Return 2008	rr_AnnualReturn2008	1.41%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2006

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than 0.01% for the past fiscal year).